Property and Equipment	12 Months Ended
Dec. 31, 2019
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

	December 31
	2019	2018
Cost:
Computer equipment	$267	$228
Office furniture	181	136
Laboratory equipment	1,631	1,527
Greenhouse equipment	713	796
Leasehold improvements	2,271	1,517
Vehicles	84	57
	5,147	4,261
Less:
Accumulated depreciation and amortization	(2,818)	(2,854)
Property and Equipment, net	$2,329	$1,407

Depreciation and amortization expense totaled $539, $342 and $230 for the years ended December 31, 2019, December 31, 2018 and December 31, 2017, respectively.

During the year ended December 31, 2019, the Company disposed of fixed assets in the net amount of $30. In the years ended December 31, 2018 and 2017 there was no disposal of fixed assets booked to the Company's financial statements.